COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Commitments and contingencies
Schedule of Commitments of Issuing Share for Services
Number of shares to be issued

Financial year ended June 30, 2026
Nam Tran	1,000,000
Dale Ludwig	700,000
1,700,000

Financial year ended June 30, 2027:
Nam Tran	1,000,000
Raymond Powell	1,000,000
Dale Ludwig	600,000
2,600,000

Number of shares to be issued
Financial year ended June 30, 2026
Nam Tran	1,000,000
Raymond Powell #	1,000,000
Dale Ludwig	700,000
2,700,000
Financial year ended June 30, 2027:
Nam Tran	1,000,000
Raymond Powell	1,000,000
Dale Ludwig	600,000
2,600,000